LONG-TERM INVESTMENTS - Equity method investments (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Sep. 30, 2017	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsidiary or Equity Method Investee [Line Items]
Equity method investments		¥ 49,122	¥ 57,491	¥ 206,823	¥ 219,935
CSJ Golden Bull
Subsidiary or Equity Method Investee [Line Items]
Equity method investments		¥ 21,143	¥ 22,135	¥ 26,675
Purchase of investments, cash consideration	¥ 40,900
Equity interest (as a percent)		25.00%	25.00%	25.00%
Others
Subsidiary or Equity Method Investee [Line Items]
Equity method investments		¥ 27,979	¥ 35,356	¥ 28,197